LEASES - Supplemental cash flow information related to leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
LEASES
Operating cash outflows from operating assets	$ 154,617	$ 166,608